Personnel expenses - Pension (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Service cost		kr (3)	kr (3)	kr (3)
Interest cost, net		0	(1)	(1)
Pension cost for defined benefit pensions, incl. payroll tax		(3)	(4)	(4)
Pension cost for defined contribution pension cost incl. payroll tax		(72)	(66)	(66)
Pension cost recognized in personnel costs		(75)	(70)	(70)
Revaluation of defined benefit plans	[1]	(10)	(9)	(6)
Provision for pensions, net obligation		8	7	10	kr 8
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Revaluation of defined benefit plans		12	2	(22)
Provision for pensions, net obligation		174	188	191	167
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Revaluation of defined benefit plans		(12)	8	(5)
Provision for pensions, net obligation		(195)	(200)	(181)	kr (180)
Restriction due to the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Revaluation of defined benefit plans		(9)	(19)	kr 21
Provision for pensions, net obligation		kr 28	kr 19

[1]	1 The entire equity is attributable to the shareholder of the Parent Company.